Note 7 - Debt (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	May 23, 2023	Jan. 20, 2023	Jul. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 08, 2024	Jul. 31, 2023	Mar. 24, 2021	May 28, 2020
Accounts Receivable, Vegetable and Fruit Products Sold, Standard Payment Term (Month)						3 months
Long-Term Debt				$ 605,725,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval				50,000
Dividends, Preferred Stock, Cash				23,181
Pledged Assets Not Separately Reported, Fixed Assets				1,074,100,000
Long-Term Line of Credit				$ 237,225,000	$ 180,598,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				Secured Overnight Financing Rate (SOFR) [Member]
Term Loan A-1 [Member]
Debt Instrument, Interest Rate, Stated Percentage		3.3012%
Debt Instrument, Periodic Payment, Principal			$ 1,000,000
Long-Term Debt		$ 100,000,000		$ 84,963,000	88,932,000
Debt Instrument, Maturity Date		Jun. 01, 2025
Term Loan A-2 [Member]
Debt Instrument, Periodic Payment, Principal		$ 1,500,000
Long-Term Debt	$ 173,500,000	$ 175,000,000		$ 282,598,000	172,949,000
Debt Instrument, Maturity Date		Jan. 20, 2028
Second Amended and Restated Loan and Guaranty Agreement Amendment One with Farm Credit East, ACA [Member]
Debt Instrument, Face Amount	125,000,000
Amended Term Loan A-2 [Member]
Debt Instrument, Interest Rate, Stated Percentage				7.34%
Debt Instrument, Periodic Payment, Principal	3,750,000
Long-Term Debt	$ 298,500,000
Debt Instrument, Unamortized Discount				$ 1,100,000
Term Loan [Member]
Proceeds from Patronage Distributions				3,700,000	$ 900,000	$ 1,100,000
Debt Agreements, Financial Covenants, Minimum EBITDA				75,000,000
Minimum [Member]
Accounts Receivable, Vegetable and Fruit Products Sold, Maximum Payment Term (Month)						1 month
Maximum [Member]
Accounts Receivable, Vegetable and Fruit Products Sold, Maximum Payment Term (Month)						7 months
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period									$ 400,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Increase							$ 50,000,000
Line of Credit Facility, Maximum Borrowing Capacity During Production Period				$ 400,000,000				$ 350,000,000
Debt Instrument, Covenant, Maximum Percentage of Commitments for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio				10.00%
Debt Instrument, Covenant, Maximum Amount for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio				$ 25,000,000
Standby Letters of Credit [Member]
Long-Term Line of Credit				6,500,000
Unsecured Note Payable [Member]
Notes Payable				$ 8,900,000
Debt Instrument, Basis Spread on Variable Rate				1.80%
Debt Instrument, Interest Rate, Effective Percentage				7.13%
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount										$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage			3.3012%